General And Administrative Expenses (Tables)	12 Months Ended
Dec. 31, 2024
General And Administrative Expenses [Abstract]
Schedule of general and administrative expenses

a)	General and administrative expenses are comprised of the following:

Year ended December 31,	2024	2023
Office expenses	$457,600	$389,210
Insurance	954,392	367,472
Travel	373,171	345,992
Professional fees (Note 13(b))	2,355,278	3,021,899
Public company costs	1,569,780	404,073
Salaries and benefits	3,093,027	2,241,079
Share based payments (Note 1 2 (c))	2,120,887	714,380

Total expenses during the year (Note 13(b))	$10,924,135	$7,484,105